RULE 24f-2 NOTICE

                                     for

                Franklin Mutual Series Fund Inc. (the "Fund")

                              File No. 33-18516



      Filed on behalf of the Fund


1. Fiscal year for which notice is filed: Fiscal year ended December 31, 1996.

2. The number or amount of securities of the same class or series, if any, which has been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal year: None.

3. The number or amount of securities, if any, registered during such fiscal year other than pursuant to this section: None.

4. The number or amount of securities sold during such fiscal year: 265,492,509.

5. The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to this section: 265,492,509.

-----------------------
* Total securities for all five series of the Fund.
Calculation of filing fee:

(1) Mutual Shares Fund equals $1,525,217,040 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $560,236,208 (aggregate redemption price of such securities redeemed during such fiscal year there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/33 of 1% (registration fee rate), yields $292,418 as the required registration fee for this entity.

(2) Mutual Qualified Fund equals $1,513,165,316 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $498,596,582 aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/33 of 1% (registration fee rate), yields $307,445 as the required registration fee for this entity.

(3) Mutual Beacon Fund equals $1,857,276,900 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $756,902,309 (aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/33 of 1% (registration fee rate), yields $333,447 as the required registration fee for this entity; and


(4) Mutual Discovery Fund equals $1,841,475,427 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $406,573,323 (aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/33 of 1% (registration fee rate), yields $434,819 as the required registration fee for this entity.

(5) Mutual European Fund equals $461,385,051 (aggregate sales price of such securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2), less $31,317,324 (aggregate redemption price of such securities redeemed during such fiscal year, there having been no amount applied pursuant to Rule 24e-2(a) in filings made pursuant to
Section 24(e)(1) of the Investment Company Act of 1940) multiplied by 1/33 of 1% (registration fee rate), yields $130,324 as the required registration fee for this entity. The total required registration fee equals $1,498,453 the sum of the fees for 1, 2, 3, 4 and 5 above.





                                    /S/ ELIZABETH N. COHERNOUR
                                      Elizabeth N. Cohernour
                                           Secretary
                                    Franklin Mutual Series Fund Inc.






                                 LAW OFFICES
                             MILES & STOCKBRIDGE
                          A PROFESSIONAL CORPORATION
                               10 LIGHT STREET
                        BALTIMORE, MARYLAND 21202-1487
                            TELEPHONE 410-727-6464
                               FAX 410-385-3700



                                    February 25, 1997



Franklin Mutual Series Fund Inc.
51 John F. Kennedy Parkway
Short Hills, New Jersey  07078

Ladies and Gentlemen:

      We have examined the Charter of Franklin Mutual Series Fund Inc. (the "Company") as certified by the State Department of Assessments and Taxation of the State of Maryland (the "SDAT"), as having been filed with the SDAT as of December 23, 1996, together with minutes of certain proceedings of and resolutions adopted by unanimous written consent of the Company's Board of Directors that you have supplied to us. We also have relied on representations of the Company's management in respect of the sale and issuance by the Company of 265,492,509 shares of the Company's Mutual Series Fund stock.

      Based upon the foregoing, we are of the opinion that all necessary corporate action was taken to authorize the issuance, sale and delivery, during the period January 1, 1996 through December 31, 1996, of a total of 265,492,509 shares of the Company's Mutual Series Fund Stock, par value $.001 per share, and that all of such shares of capital stock were legally issued, and are fully paid and non-assessable.

      We are admitted to practice under the laws of the State of Maryland and we express no opinion as to the laws of any jurisdiction other than the laws of the State of Maryland. This opinion is being furnished to you solely for your benefit and may not be relied upon by any other person. We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.

                              Very truly yours,

                              Miles & Stockbridge,
                              a Professional Corporation


                              By: /s/ John B. Frisch
                                       Principal